PREPAYMENTS, OTHER RECEIVABLES AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Prepayments Other Receivables And Other Assets [Abstract]
Summary of Prepayments, Other Receivables and Other Assets

(Dollars in millions)	December 31, 2025	December 31, 2024
Prepayments	$14.6	$12.3
Other receivables	1.3	1.4
Other collaboration receivables	227.8	112.7
VAT recoverable	8.1	4.6
Other current assets	1.6	—
Total	$253.4	$131.0